Offerings - Offering: 1	Oct. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Restricted Stock Units Agreement (Inducement Award) Class A common stock, $0.0001 par value per share
Amount Registered | shares	1,583,333
Proposed Maximum Offering Price per Unit	3.0805
Maximum Aggregate Offering Price	$ 4,877,457.31
Fee Rate	0.0087%
Amount of Registration Fee	$ 424.34
Offering Note	(1) (a) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class A common stock, $0.0001 par value per share (the "Common Stock"), of the Company (the "Registrant") that become issuable under the Restricted Stock Units Agreement (Inducement Award), by and between the Registrant and Jon Newhard (the "Inducement Award") by reason of any stock dividend, stock split, recapitalization, or other similar transaction that results in an increase in the number of outstanding shares of Common Stock. (b) Represents shares of Common Stock reserved for issuance upon the vesting and settlement of restricted stock units in accordance with the terms of the Inducement Award. (c) Estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for purposes of calculating the registration fee. The proposed maximum offering price per share and maximum aggregate offering price are calculated on the basis of the average of the high and low sales prices of the Common Stock as reported on the Nasdaq Capital Market on October 26, 2026, which date is a date within five business days of the filing of this Registration Statement.